Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) - CLP ($) $ in Millions		Dec. 31, 2024	Dec. 31, 2023
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Total receivable		$ 2,292,965	$ 2,081,367
Due within one year [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Total receivable		668,951	610,657
Due after 1 year but within 2 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Total receivable		501,065	453,713
Due after 2 years but within 3 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Total receivable		343,985	301,560
Due after 3 years but within 4 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Total receivable		211,905	199,376
Due after 4 years but within 5 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Total receivable		165,414	133,011
Due after 5 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Total receivable		401,645	383,050
Unearned income [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Unearned income		(310,833)	(268,692)
Unearned income [Member] | Due within one year [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Unearned income		(99,075)	(88,444)
Unearned income [Member] | Due after 1 year but within 2 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Unearned income		(71,170)	(63,079)
Unearned income [Member] | Due after 2 years but within 3 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Unearned income		(45,055)	(38,839)
Unearned income [Member] | Due after 3 years but within 4 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Unearned income		(29,193)	(25,018)
Unearned income [Member] | Due after 4 years but within 5 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Unearned income		(20,517)	(17,248)
Unearned income [Member] | Due after 5 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Unearned income		(45,823)	(36,064)
Net lease receivable [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Net lease receivable	[1]	1,982,132	1,812,675
Net lease receivable [Member] | Due within one year [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Net lease receivable	[1]	569,876	522,213
Net lease receivable [Member] | Due after 1 year but within 2 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Net lease receivable	[1]	429,895	390,634
Net lease receivable [Member] | Due after 2 years but within 3 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Net lease receivable	[1]	298,930	262,721
Net lease receivable [Member] | Due after 3 years but within 4 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Net lease receivable	[1]	182,712	174,358
Net lease receivable [Member] | Due after 4 years but within 5 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Net lease receivable	[1]	144,897	115,763
Net lease receivable [Member] | Due after 5 years [Member]
Financial Assets at Amortized Cost - Schedule of Financial Lease Contracts (Details) [Line Items]
Net lease receivable	[1]	$ 355,822	$ 346,986

[1]	The net balance receivable does not include the total overdue portfolio totaling Ch$9,851 million and Ch$10,200 million as of December 31, 2024 and 2023, respectively. This overdue portfolio only reflects the past due portion without considering the remaining outstanding principal and interest.